PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2013	2014

Interest receivable	$149	$63
Deposits	980	996
VAT refund receivables	1,081	2,812
Prepayments to suppliers	1,314	858
Receivable on disposal of property and equipment	—	2,852
Other receivables	—	443
Other prepaid expenses	508	940

	$4,032	$8,964